Investments in Affiliates	12 Months Ended
Jan. 31, 2017
Equity Method Investments And Joint Ventures [Abstract]
Investments in Affiliates

(5) Investments in Affiliates

We have investments in affiliates that are engaged in mineral drilling services, and the manufacture and supply of drilling equipment, parts and supplies.  Investment in affiliates may include other drilling and infrastructure services joint ventures from time to time.

A summary of material, jointly-owned affiliates, as well as their primary operating subsidiaries if applicable, and the percentages directly or indirectly owned by Layne are as follows as of January 31, 2017:

	Percentage Owned Directly	Percentage Owned Indirectly
Boyles Bros Servicios Tecnicos Geologicos S.A. (Panama)	50.00%
Boytec, S.A. (Panama)		50.00%
Boytec Sondajes de Mexico, S.A. de C.V. (Mexico)		50.00
Sondajes Colombia, S.A. (Colombia)		50.00
Mining Drilling Fluids (Panama)		25.00
Plantel Industrial S.A. (Chile)		50.00
Christensen Chile, S.A. (Chile)	50.00
Christensen Commercial, S.A. (Chile)	50.00
Geotec Boyles Bros., S.A. (Chile)	50.00
Centro Internacional de Formacion S.A. (Chile)		50.00
Geoestrella S.A. (Chile)		25.00
Diamantina Christensen Trading (Panama)	42.69
Christensen Commercial, S.A. (Peru)	35.38
Geotec, S.A. (Peru)	35.38
Boyles Bros., Diamantina, S.A. (Peru)	29.49

Financial information of the affiliates is reported with a one-month lag in the reporting period. The impacts of the lag on our investment and results of operations are not significant. Summarized financial information of the affiliates was as follows:

	As of and Years Ended January 31,
(in thousands)	2017	2016	2015
Balance sheet data:
Current assets	$87,116	$89,943	$97,655
Noncurrent assets	77,624	83,132	67,166
Current liabilities	27,270	27,538	22,114
Noncurrent liabilities	11,288	13,393	17,438
Income statement data:
Revenues	123,846	135,602	146,934
Gross profit	21,259	17,944	17,677
Operating income (loss)	6,621	3,424	(1,669)
Net income (loss)	5,697	(989)	(4,647)

We had no significant transactions or balances with our affiliates as of January 31, 2017, 2016 and 2015, and for the fiscal years then ended.

Our equity in undistributed earnings of the affiliates totaled $50.7 million, $52.8 million and $57.2 million as of January 31, 2017, 2016 and 2015, respectively, and an additional $4.6 million of investment in affiliates was recorded as equity method goodwill for certain of the investments at the time of acquisition.